CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Real estate properties:
Land	$ 639,702	$ 614,702
Buildings and improvements	513,942	292,634
Real estate properties, gross	1,153,644	907,336
Accumulated depreciation	(43,191)	(36,240)
Real estate properties, net	1,110,453	871,096
Acquired real estate leases, net	57,855	44,333
Cash and cash equivalents	10,690
Restricted cash	42
Rents receivable, net	36,945	35,024
Deferred leasing costs, net	4,098	3,418
Deferred financing costs, net	5,898
Other assets, net	13,951	661
Total assets	1,239,932	954,532
LIABILITIES AND SHAREHOLDERS' EQUITY
Revolving credit facility	92,000
Term loan	350,000
Mortgage notes payable	27,931
Accounts payable and accrued expenses	19,266	14,217
Assumed real estate lease obligations, net	19,954	21,005
Rents collected in advance	7,892	6,229
Security deposits	8,268	8,281
Due to related persons	1,333
Total liabilities	526,644	49,732
Commitments and contingencies
Shareholders' equity:
Common shares of beneficial interest, $0.01 par value: 50,000,000 shares authorized, 31,232,592 and 1,000 shares issued and outstanding, respectively	312
Additional paid in capital	694,148
Cumulative net income	34,082
Cumulative other comprehensive income (loss)	34
Cumulative common distributions	(15,288)
Ownership interest		904,800
Total shareholders' equity	713,288	904,800
Total liabilities and shareholders' equity	$ 1,239,932	$ 954,532